Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	€ 23	€ 95
Equity securities	25	43
Debt securities	260	299
Real estate	11	8
Derivatives	4	3
Investment funds	4	1
Assets held by insurance company	30	27
Other	146	157
Total	503	633
Level 1
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	23	95
Equity securities	25	43
Debt securities	260	299
Real estate	11	8
Derivatives	4	3
Investment funds	4	1
Assets held by insurance company	26	23
Other	146	157
Total	499	629
Level 2 and 3 of fair value hierarchy
Disclosure Of Benefit Plans [Line Items]
Assets held by insurance company	4	4
Total	€ 4	€ 4